Discontinued Operations - Schedule of Discontinued Operations (Details) - Golden Sun Wenzhou [Member] - Discontinued Operations, Disposed of by Sale [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Discontinued Operations [Line Items]
Revenues	$ 1,785,472	$ 4,077,723	$ 3,562,604
Cost of revenues	1,449,578	2,699,066	3,048,189
Gross profit	335,894	1,378,657	514,415
Operating expenses	1,032,456	2,201,723	3,348,299
Loss from operations	(696,562)	(823,066)	(2,833,884)
Total other income (expenses), net	1,413,974	(977,744)	(204,649)
Income (loss) before income taxes	717,412	(1,800,810)	(3,038,533)
Income taxes provision		1,693	37,458
Income (loss) from discontinued operations, net of tax	717,412	(1,802,503)	$ (3,075,991)
CURRENT ASSETS:
Cash and cash equivalents		102,602
Contract assets		563,583
Inventories		297,346
Prepayments and other current assets		629,424
TOTAL CURRENT ASSETS		1,592,955
NON-CURRENT ASSETS:
Property, equipment and intangible assets, net		82,276
Operating lease right-of-use assets, net		287,788
Prepayments and other non-current assets		1,133,955
TOTAL NON-CURRENT ASSETS		1,504,019
TOTAL ASSETS		3,096,974
CURRENT LIABILITIES:
Accounts payable		1,124,362
Deferred revenue		1,416,780
Accrued expenses and other liabilities		581,361
Refund liabilities		235,169
Loan from third parties		447,914
Operating lease liabilities-current		132,592
Taxes payable		2,799,614
TOTAL CURRENT LIABILITIES		6,737,792
NON-CURRENT LIABILITIES:
Operating lease liabilities-non-current		148,191
Due to a related party		491,721
Long-term loan from third party		68,275
TOTAL NON-CURRENT LIABILITIES		708,187
TOTAL LIABILITIES		$ 7,445,979